PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (9,035)	¥ (58,967)	¥ (48,600)	¥ (31,147)
Net cash used in investing activities	(380)	(2,482)	(3,461)	(2,680)
Net cash generated from financing activities	9,339	60,924	46,108	36,271
Effect of exchange rate changes on cash and cash equivalents	(401)	(2,584)	(809)	(969)
Net increase (decrease) in cash and cash equivalents	(477)	(3,109)	(6,762)	1,475
Cash and cash equivalents at beginning of year	939	6,125	12,887	11,412
Cash and cash equivalents at end of year	462	3,016	6,125	12,887
Reportable Legal Entity | Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(9,968)	(65,043)	(11,922)	(1,259)
Net cash used in investing activities	(12,178)	(79,461)	(31,415)	(12,475)
Net cash generated from financing activities	22,132	144,408	39,648	15,150
Effect of exchange rate changes on cash and cash equivalents	18	120	30	125
Net increase (decrease) in cash and cash equivalents	3	24	(3,659)	1,541
Cash and cash equivalents at beginning of year	7	44	3,703	2,162
Cash and cash equivalents at end of year	$ 10	¥ 68	¥ 44	¥ 3,703